Revenue from Contracts with Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contracts with Customers [Abstract]
Schedule of Revenue from Contracts with Customers

Revenue from contracts with customers by the Company’s five reportable operating segments and the All Other category during the three and nine months ended September 30, 2025 and 2024 was as follows:

	Capital Markets	Wealth Management	Communications	Consumer Products	All Other	Total
Revenues for the three months ended September 30, 2025
Corporate finance, consulting and investment banking fees	$53,894	$—	$—	$—	$—	$53,894
Wealth and asset management fees	3,419	30,881	—	—	—	34,300
Commissions, fees and reimbursed expenses	6,228	1,582	—	—	—	7,810
Subscription services	—	—	58,292	—	—	58,292
Sale of goods	—	—	1,003	46,967	305	48,275
Advertising and other	—	—	1,071	—	11,611	12,682
Total revenues from contracts with customers	63,541	32,463	60,366	46,967	11,916	215,253

Trading gains (losses), net	44,951	8,061	—	—	—	53,012
Fair value adjustments on loans	1,299	—	—	—	—	1,299
Interest income – loans	2,094	—	—	—	—	2,094
Interest income – securities lending	2,523	—	—	—	—	2,523
Other	1,811	1,879	—	—	—	3,690
Total revenues	$116,219	$42,403	$60,366	$46,967	$11,916	$277,871
	Capital Markets	Wealth Management	Communications	Consumer Products	E-Commerce	All Other	Total
Revenues for the three months ended September 30, 2024
Corporate finance, consulting and investment banking fees	$21,316	$—	$—	$—	$—	$—	$21,316
Wealth and asset management fees	1,252	45,757	—	—	—	—	47,009
Commissions, fees and reimbursed expenses	5,568	1,618	—	—	—	—	7,186
Subscription services	—	—	65,041	—	—	—	65,041
Sale of goods	—	—	1,318	49,793	3,749	388	55,248
Advertising and other	—	—	1,200	—	5,233	23,273	29,706
Total revenues from contracts with customers	28,136	47,375	67,559	49,793	8,982	23,661	225,506

Trading gains (losses), net	(1,908)	670	—	—	—	—	(1,238)
Fair value adjustments on loans	(71,477)	—	—	—	—	—	(71,477)
Interest income – loans	11,251	—	—	—	—	—	11,251
Interest income – securities lending	7,007	—	—	—	—	—	7,007
Other	2,301	2,014	—	—	—	—	4,315
Total revenues	$(24,690)	$50,059	$67,559	$49,793	$8,982	$23,661	$175,364
	Capital Markets	Wealth Management	Communications	Consumer Products	E-Commerce	All Other	Total
Revenues for the nine months ended September 30, 2025
Corporate finance, consulting and investment banking fees	$103,969	$—	$—	$—	$—	$—	$103,969
Wealth and asset management fees	5,250	97,483	—	—	—	—	102,733
Commissions, fees and reimbursed expenses	14,166	7,777	—	—	—	—	21,943
Subscription services	—	—	180,098	—	—	—	180,098
Service contract revenues	—	—	—	—	—	—	—
Sale of goods	—	—	3,775	132,354	3,528	1,146	140,803
Advertising and other	—	—	3,170	—	3,469	44,461	51,100
Total revenues from contracts with customers	123,385	105,260	187,043	132,354	6,997	45,607	600,646

Trading gains (losses), net	50,648	13,873	—	—	—	—	64,521
Fair value adjustments on loans	(5,997)	—	—	—	—	—	(5,997)
Interest income – loans	9,143	—	—	—	—	—	9,143
Interest income – securities lending	5,487	—	—	—	—	—	5,487
Other	6,267	9,169	—	—	—	—	15,436
Total revenues	$188,933	$128,302	$187,043	$132,354	$6,997	$45,607	$689,236
	Capital Markets	Wealth Management	Communications	Consumer Products	E-Commerce	All Other	Total
Revenues for the nine months ended September 30, 2024
Corporate finance, consulting and investment banking fees	$111,560	$—	$—	$—	$—	$—	$111,560
Wealth and asset management fees	3,677	137,986	—	—	—	—	141,663
Commissions, fees and reimbursed expenses	18,852	8,236	—	—	—	—	27,088
Subscription services	—	—	221,168	—	—	—	221,168
Sale of goods	—	—	4,079	152,739	6,014	1,422	164,254
Advertising and other	—	—	3,887	—	7,964	67,365	79,216
Total revenues from contracts with customers	134,089	146,222	229,134	152,739	13,978	68,787	744,949

Trading gains (losses), net	(52,787)	2,561	—	—	—	—	(50,226)
Fair value adjustments on loans	(259,260)	—	—	—	—	—	(259,260)
Interest income – loans	51,894	—	—	—	—	—	51,894
Interest income – securities lending	69,614	—	—	—	—	—	69,614
Other	6,937	3,931	—	—	—	—	10,868
Total revenues	$(49,513)	$152,714	$229,134	$152,739	$13,978	$68,787	$567,839

Revenue from contracts with customers from the Company’s five reportable operating segments and the All Other category during the years ended December 31, 2024 and 2023 is reported below.

	Capital Markets	Wealth Management	Communications	Consumer Products	E-Commerce	Corp & All Other	Total
Revenues for the year ended December 31, 2024:
Corporate finance, consulting and investment banking fees	$154,388	$—	$—	$—	$—	$—	$154,388
Wealth and asset management fees	4,795	180,464	—	—	—	—	185,259
Commissions, fees and reimbursed expenses	22,905	9,472	—	—	—	—	32,377
Subscription services	—	—	284,315	—	—	—	284,315
Sale of goods	—	—	5,589	202,597	10,646	1,787	220,619
Advertising and other	—	—	5,120	—	13,855	90,047	109,022
Total revenues from contracts with customers	182,088	189,936	295,024	202,597	24,501	91,834	985,980

Trading (loss) income	(60,285)	3,278	—	—	—	—	(57,007)
Fair value adjustments on loans	(325,498)	—	—	—	—	—	(325,498)
Interest income – loans	54,141	—	—	—	—	—	54,141
Interest income – securities lending	70,862	—	—	—	—	—	70,862
Other	10,411	7,532	—	—	—	—	17,943
Total revenues	$(68,281)	$200,746	$295,024	$202,597	$24,501	$91,834	$746,421
	Capital Markets	Wealth Management	Communications	Consumer Products	Corp & All Other	Total
Revenues for the year ended December 31, 2023:
Corporate finance, consulting and investment banking fees	$190,480	$—	$—	$—	$—	$190,480
Wealth and asset management fees	4,060	177,283	—	—	—	181,343
Commissions, fees and reimbursed expenses	32,436	9,993	—	—	—	42,429
Subscription services	—	—	324,758	—	—	324,758
Sale of goods	—	—	6,737	233,202	364	240,303
Advertising and other	—	—	6,194	—	47,992	54,186
Total revenues from contracts with customers	226,976	187,276	337,689	233,202	48,356	1,033,499

Trading (loss) income	16,845	4,758	—	—	—	21,603
Fair value adjustments on loans	20,225	—	—	—	—	20,225
Interest income – loans	123,244	—	—	—	—	123,244
Interest income – securities lending	161,652	—	—	—	—	161,652
Other	22,060	6,211	—	—	—	28,271
Total revenues	$571,002	$198,245	$337,689	$233,202	$48,356	$1,388,494